6. INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Disclosure4.IntangibleAssetsDetails1Abstract
2015	$ 1,268
2016	1,268
2017	1,268
2018	1,268
2019	1,083
Thereafter	2,029
Total	$ 8,184	$ 932